ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199–3600 WWW.ROPESGRAY.COM

October 16, 2017	William M. Beaudoin
T +1 617 854 2337
William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds IV
File Nos. 033-68666 and 811-08004

Ladies and Gentlemen:

On behalf of AMG Funds IV (formerly Aston Funds) (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on September 22, 2017 under Rule 497(e) (SEC Accession No. 0001193125-17-291280), to the Prospectus and Statement of Additional Information for AMG Managers Fairpointe ESG Equity Fund (formerly AMG Managers Fairpointe Focused Equity Fund), each dated February 27, 2017, as supplemented April 4, 2017.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin